GREAT-WEST FUNDS, INC.

Great-West Ariel Mid Cap Value Fund Institutional Class Ticker: MXOAX Investor Class Ticker: MXMCX Class L Ticker: MXAMX	Great-West Lifetime Conservative 2015 Fund Institutional Class Ticker: MXMAX Investor Class Ticker: MXLTX Service Class Ticker: MXLUX Class L
Great-West Bond Index Fund Institutional Class Ticker: MXCOX Investor Class Ticker: MXBIX Class L Ticker: MXBJX	Great-West Lifetime 2015 Fund Institutional Class Ticker: MXNYX Investor Class Ticker: MXLYX Service Class Ticker: MXLZX Class L Ticker: MXABX
Great-West Core Bond Fund Institutional Class Ticker: MXIUX Investor Class Ticker: MXFDX Class L	Great-West Lifetime Conservative 2020 Fund Institutional Class Ticker: MXAFX Investor Class Ticker: MXACX Service Class Ticker: MXAEX Class L
Great-West Emerging Markets Equity Fund Institutional Class Ticker: MXENX Investor Class Ticker: MXEOX Class L Ticker: MXEKX	Great-West Lifetime 2020 Fund Institutional Class Ticker: MXAKX Investor Class Ticker: MXAGX Service Class Ticker: MXAHX Class L Ticker: MXAJX
Great-West High Yield Bond Fund (formerly Great-West Putnam High Yield Bond Fund) Institutional Class Ticker: MXFRX Investor Class Ticker: MXHYX Class L	Great-West Lifetime Conservative 2025 Fund Institutional Class Ticker: MXOZX Investor Class Ticker: MXALX Service Class Ticker: MXBLX Class L
Great-West Global Bond Fund Institutional Class Ticker: MXZMX Investor Class Ticker: MXGBX Class L	Great-West Lifetime 2025 Fund Institutional Class Ticker: MXQBX Investor Class Ticker: MXELX Service Class Ticker: MXFLX Class L Ticker: MXANX
Great-West Government Money Market Fund Institutional Class Ticker: MXGXX Investor Class Ticker: MXMXX	Great-West Lifetime Conservative 2030 Fund Institutional Class Ticker: MXARX Investor Class Ticker: MXAOX Service Class Ticker: MXAQX Class L
Great-West Inflation-Protected Securities Fund Institutional Class Ticker: MXIOX Investor Class Ticker: MXIHX Class L Ticker: MXIDX	Great-West Lifetime 2030 Fund Institutional Class Ticker: MXAYX Investor Class Ticker: MXATX Service Class Ticker: MXAUX Class L Ticker: MXAWX

Great-West International Growth Fund Institutional Class Ticker: MXHTX Investor Class Ticker: MXIGX Class L	Great-West Lifetime Conservative 2035 Fund Institutional Class Ticker: MXRCX Investor Class Ticker: MXGLX Service Class Ticker: MXHLX Class L
Great-West International Index Fund Institutional Class Ticker: MXPBX Investor Class Ticker: MXINX Class L	Great-West Lifetime 2035 Fund Institutional Class Ticker: MXTBX Investor Class Ticker: MXKLX Service Class Ticker: MXLLX Class L Ticker: MXAZX
Great-West International Value Fund Institutional Class Ticker: MXJVX Investor Class Ticker: MXIVX Class L Ticker: MXMIX	Great-West Lifetime Conservative 2040 Fund Institutional Class Ticker: MXBCX Investor Class Ticker: MXBAX Service Class Ticker: MXBBX Class L
Great-West Invesco Small Cap Value Fund Institutional Class Ticker: MXMYX Investor Class Ticker: MXSVX Class L	Great-West Lifetime 2040 Fund Institutional Class Ticker: MXBGX Investor Class Ticker: MXBDX Service Class Ticker: MXBEX Class L Ticker: MXBFX
Great-West Large Cap Growth Fund Institutional Class Ticker: MXGSX Investor Class Ticker: MXLGX Class L	Great-West Lifetime Conservative 2045 Fund Institutional Class Ticker: MXUCX Investor Class Ticker: MXMLX Service Class Ticker: MXNLX Class L
Great-West Loomis Sayles Small Cap Value Fund Institutional Class Ticker: MXTFX Investor Class Ticker: MXLSX Class L	Great-West Lifetime 2045 Fund Institutional Class Ticker: MXWEX Investor Class Ticker: MXQLX Service Class Ticker: MXRLX Class L Ticker: MXBHX
Great-West Mid Cap Value Fund Institutional Class Ticker: MXKJX Investor Class Ticker: MXMVX Class L	Great-West Lifetime Conservative 2050 Fund Institutional Class Ticker: MXBNX Investor Class Ticker: MXBKX Service Class Ticker: MXBMX Class L
Great-West Multi-Sector Bond Fund Institutional Class Ticker: MXUGX Investor Class Ticker: MXLMX Class L	Great-West Lifetime 2050 Fund Institutional Class Ticker: MXBSX Investor Class Ticker: MXBOX Service Class Ticker: MXBQX Class L Ticker: MXBRX

Great-West Putnam Equity Income Fund Institutional Class Ticker: MXQCX Investor Class Ticker: MXQIX Class L	Great-West Lifetime Conservative 2055 Fund Institutional Class Ticker: MXXFX Investor Class Ticker: MXSLX Service Class Ticker: MXTLX Class L
Great-West Real Estate Index Fund Institutional Class Ticker: MXSFX Investor Class Ticker: MXREX Class L	Great-West Lifetime 2055 Fund Institutional Class Ticker: MXZHX Investor Class Ticker: MXWLX Service Class Ticker: MXXLX Class L Ticker: MXBTX
Great-West S&P 500® Index Fund Institutional Class Ticker: MXKWX Investor Class Ticker: MXVIX Class L Ticker: MXVJX	Great-West Lifetime Conservative 2060 Fund Institutional Class Ticker: MXGKX Investor Class Ticker: MXGCX Service Class Ticker: MXGJX Class L
Great-West S&P Mid Cap 400® Index Fund Institutional Class Ticker: MXNZX Investor Class Ticker: MXMDX Class L Ticker: MXBUX	Great-West Lifetime 2060 Fund Institutional Class Ticker: MXGUX Investor Class Ticker: MXGNX Service Class Ticker: MXGQX Class L: MXGVX
Great-West S&P Small Cap 600® Index Fund Institutional Class Ticker: MXERX Investor Class Ticker: MXISX Class L: MXNSX	Great-West SecureFoundation® Lifetime 2020 Fund Institutional Class Investor Class Ticker: MXSMX Service Class Ticker: MXSPX Class L Ticker: MXLFX
Great-West Short Duration Bond Fund Institutional Class Ticker: MXXJX Investor Class Ticker: MXSDX Class L Ticker: MXTDX	Great-West SecureFoundation® Lifetime 2025 Fund Institutional Class Investor Class Ticker: MXSNX Service Class Ticker: MXSOX Class L Ticker: MXLHX
Great-West Small Cap Growth Fund Institutional Class Ticker: MXMSX Investor Class Ticker: MXMTX Class L	Great-West SecureFoundation® Lifetime 2030 Fund Institutional Class Investor Class Ticker: MXSQX Service Class Ticker: MXASX Class L Ticker: MXLIX
Great-West T. Rowe Price Equity Income Fund Institutional Class Ticker: MXVHX Investor Class Ticker: MXEQX Class L Ticker: MXTQX	Great-West SecureFoundation® Lifetime 2035 Fund Institutional Class Investor Class Ticker: MXSRX Service Class Ticker: MXSSX Class L Ticker: MXLJX

Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class Ticker: MXYKX Investor Class Ticker: MXMGX Class L Ticker: MXTMX	Great-West SecureFoundation® Lifetime 2040 Fund Institutional Class Investor Class Ticker: MXDSX Service Class Ticker: MXESX Class L Ticker: MXLKX
Great-West U.S. Government Securities Fund Institutional Class Ticker: MXDQX Investor Class Ticker: MXGMX Class L	Great-West SecureFoundation® Lifetime 2045 Fund Institutional Class Investor Class Ticker: MXSTX Service Class Ticker: MXSWX Class L Ticker: MXLNX
Great-West Aggressive Profile Fund Institutional Class Ticker: MXGTX Investor Class Ticker: MXAPX Class L Ticker: MXEPX	Great-West SecureFoundation® Lifetime 2050 Fund Institutional Class Investor Class Ticker: MXFSX Service Class Ticker: MXHSX Class L Ticker: MXLOX
Great-West Conservative Profile Fund Institutional Class Ticker: MXKVX Investor Class Ticker: MXCPX Class L Ticker: MXIPX	Great-West SecureFoundation® Lifetime 2055 Fund Institutional Class Investor Class Ticker: MXSYX Service Class Ticker: MXSZX Class L Ticker: MXLPX
Great-West Moderate Profile Fund Institutional Class Ticker: MXITX Investor Class Ticker: MXMPX Class L Ticker: MXGPX	Great-West SecureFoundation® Lifetime 2060 Fund Institutional Class Investor Class Ticker: MXGWX Service Class Ticker: MXGYX Class L Ticker: MXGZX
Great-West Moderately Aggressive Profile Fund Institutional Class Ticker: MXHRX Investor Class Ticker: MXBPX Class L Ticker: MXFPX	Great-West SecureFoundation® Balanced Fund Institutional Class Ticker: MXCJX Investor Class Ticker: MXSBX Service Class Ticker: MXSHX Class L Ticker: MXLDX
Great-West Moderately Conservative Profile Fund Institutional Class Ticker: MXJUX Investor Class Ticker: MXDPX Class L Ticker: MXHPX

Supplement dated October 8, 2019 to the Statement of Additional Information (“SAI”) for Great-West Funds, Inc., dated April 30, 2019, as supplemented.

Effective immediately, the following changes are made to the SAI:

Under the “Portfolio Holdings Disclosure” header on page 30 of the SAI, the paragraph is hereby deleted in its entirety and replaced with the following:

“Great-West Funds has adopted policies and procedures governing the disclosure of information regarding each Fund’s portfolio holdings. As a general matter, it is Great-West Funds’ policy that the public disclosure of information concerning a Fund’s portfolio holdings should be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public. The policies and procedures provide that: (i) information about a Fund’s portfolio holdings may not be disclosed until it is either filed with the SEC, mailed out to shareholders, or otherwise made available on the Great-West Funds’ website (www.greatwestfunds.com), which filing, mailing, or posting will not be made sooner than 15 days after the quarter’s end, (ii) Fund holdings information that is solely available in other regulatory reports or filings may not be disclosed, unless as expressly authorized by Great-West Funds’ President or Chief Compliance Officer (“CCO”), or where applicable, at least three days after mailing, one day after EDGAR filing, or one day after posting on the Great-West Funds’ website, (iii) Fund holdings may be periodically provided to Great-West Funds’ affiliated and unaffiliated service providers in connection with the provision of services to or on behalf of Great-West Funds; such information is generally provided pursuant to written agreements which purpose is to maintain the confidentiality of such information and to prohibit trading on such information (in some circumstances recipients of such information must comply with the Fund’s compliance policies and/or Code of Ethics which governs the treatment and use of such information), and (iv) Fund holdings information that is more current than that in reports or other filings filed electronically with the SEC or as posted on the Great-West Funds’ website may be disclosed not sooner than 15 days after the relevant reporting period.”

Under the “Public Disclosures” header on page 30 of the SAI, the first paragraph is hereby deleted in its entirety and replaced with the following:

“Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC or as posted on the Great-West Funds’ website. Such reports shall be released not sooner than 15 days after the end of the relevant reporting period or after such period required under applicable law.”

Under the “Other Disclosures” header on page 31 of the SAI, the first paragraph is hereby deleted in its entirety and replaced with the following:

“Portfolio holdings information may not be disclosed to the media, brokers or other members of the public if that information has not previously been made publicly available. Information in reports or other documents that are mailed to shareholders may be discussed three days (or later) after mailing. Information that is filed on the SEC’s EDGAR system or posted on the Great-West Funds’ website may be discussed one day (or later) after filing. Information available in other regulatory reports or filings may not be discussed without authorization by Great-West Funds’ President or CCO. Great-West Funds may also disclose portfolio holding information to any regulator in response to any regulatory requirement not involving public disclosure, or any regulatory inquiry or proceeding and to any person, to the extent required by order or other judicial process.”

This Supplement must be accompanied by or read in conjunction with the Statement of Additional Information, dated April 30, 2019.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Balanced ETF Fund

Class A Ticker: SFBPX

Supplement dated October 8, 2019 to the Statement of Additional Information (“SAI”) for Great-West Funds, Inc., dated April 30, 2019, as supplemented.

Effective immediately, the following changes are made to the SAI:

Under the “Portfolio Holdings Disclosure” header on page 25 of the SAI, the paragraph is hereby deleted in its entirety and replaced with the following:

“Great-West Funds has adopted policies and procedures governing the disclosure of information regarding the Fund’s portfolio holdings. As a general matter, it is Great-West Funds’ policy that the public disclosure of information concerning the Fund’s portfolio holdings should be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public. The policies and procedures provide that: (i) information about the Fund’s portfolio holdings may not be disclosed until it is either filed with the SEC, mailed out to shareholders, or otherwise made available on the Great-West Funds’ website (www.greatwestfunds.com), which filing, mailing, or posting will not be made sooner than 15 days after the quarter’s end, (ii) Fund holdings information that is solely available in other regulatory reports or filings may not be disclosed, unless as expressly authorized by Great-West Funds’ President or Chief Compliance Officer (“CCO”), or where applicable, at least three days after mailing, one day after EDGAR filing, or one day after posting on the Great-West Funds’ website, (iii) Fund holdings may be periodically provided to Great-West Funds’ affiliated and unaffiliated service providers in connection with the provision of services to or on behalf of Great-West Funds; such information is generally provided pursuant to written agreements which purpose is to maintain the confidentiality of such information and to prohibit trading on such information (in some circumstances recipients of such information must comply with the Fund’s compliance policies and/or Code of Ethics which governs the treatment and use of such information), and (iv) Fund holdings information that is more current than that in reports or other filings filed electronically with the SEC or as posted on the Great-West Funds’ website may be disclosed not sooner than 15 days after the relevant reporting period.”

Under the “Public Disclosures” header on page 25 of the SAI, the first paragraph is hereby deleted in its entirety and replaced with the following:

“Information regarding the Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC or as posted on the Great-West Funds’ website. Such reports shall be released not sooner than 15 days after the end of the relevant reporting period or after such period required under applicable law.”

Under the “Other Disclosures” header on page 25 of the SAI, the first paragraph is hereby deleted in its entirety and replaced with the following:

“Fund holdings information may not be disclosed to the media, brokers or other members of the public if that information has not previously been made publicly available. Information in reports or other documents that are mailed to shareholders may be discussed three days (or later) after mailing. Information that is filed on the SEC’s EDGAR system or posted on the Great-West Funds’ website may be discussed one day (or later) after filing. Information available in other regulatory reports or filings may not be discussed without authorization by Great-West Funds’ President or CCO. Great-West Funds may also disclose portfolio holding information to any regulator in response to any regulatory requirement not involving public disclosure, or any regulatory inquiry or proceeding and to any person, to the extent required by order or other judicial process.”

This Supplement must be accompanied by or read in conjunction with the Statement of Additional Information, dated April 30, 2019.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West Core Strategies: Flexible Bond Fund Institutional Class Ticker: MXEDX Investor Class Class L Ticker: MXGAX	Great-West Core Strategies: Short Duration Bond Fund Institutional Class Ticker: MXEEX Investor Class Class L Ticker: MXGDX
Great-West Core Strategies: Inflation-Protected Securities Fund Institutional Class Ticker: MXEGX Investor Class Class L Ticker: MXGEX	Great-West Core Strategies: U.S. Equity Fund Institutional Class Ticker: MXEBX Investor Class Class L Ticker: MXEHX
Great-West Core Strategies: International Equity Fund Institutional Class Ticker: MXECX Investor Class Class L Ticker: MXEJX

Supplement dated October 8, 2019 to the Statement of Additional Information (“SAI”) for Great-West Funds, Inc., dated August 28, 2019, as supplemented.

Effective immediately, the following changes are made to the SAI:

Under the “Portfolio Holdings Disclosure” header on page 29 of the SAI, the paragraph is hereby deleted in its entirety and replaced with the following:

“Great-West Funds has adopted policies and procedures governing the disclosure of information regarding each Fund’s portfolio holdings. As a general matter, it is Great-West Funds’ policy that the public disclosure of information concerning a Fund’s portfolio holdings should be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public. The policies and procedures provide that: (i) information about a Fund’s portfolio holdings may not be disclosed until it is either filed with the SEC, mailed out to shareholders, or otherwise made available on the Great-West Funds’ website (www.greatwestfunds.com), which filing, mailing, or posting will not be made sooner than 15 days after the quarter’s end, (ii) Fund holdings information that is solely available in other regulatory reports or filings may not be disclosed, unless as expressly authorized by Great-West Funds’ President or Chief Compliance Officer (“CCO”), or where applicable, at least three days after mailing, one day after EDGAR filing, or one day after posting on the Great-West Funds’ website, (iii) Fund holdings may be periodically provided to Great-West Funds’ affiliated and unaffiliated service providers in connection with the provision of services to or on behalf of Great-West Funds; such information is generally provided pursuant to written agreements which purpose is to maintain the confidentiality of such information and to prohibit trading on such information (in some circumstances recipients of such information must comply with the Fund’s compliance policies and/or Code of Ethics which governs the treatment and use of such information), and (iv) Fund holdings information that is more current than that in reports or other filings filed electronically with the SEC or as posted on the Great-West Funds’ website may be disclosed not sooner than 15 days after the relevant reporting period.”

Under the “Public Disclosures” header on page 30 of the SAI, the first paragraph is hereby deleted in its entirety and replaced with the following:

“Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC or as posted on the Great-West Funds’ website. Such reports shall be released not sooner than 15 days after the end of the relevant reporting period or after such period required under applicable law.”

Under the “Other Disclosures” header on page 30 of the SAI, the first paragraph is hereby deleted in its entirety and replaced with the following:

“Portfolio holdings information may not be disclosed to the media, brokers or other members of the public if that information has not previously been made publicly available. Information in reports or other documents that are mailed to shareholders may be discussed three days (or later) after mailing. Information that is filed on the SEC’s EDGAR system or posted on the Great-West Funds’ website may be discussed one day (or later) after filing. Information available in other regulatory reports or filings may not be discussed without authorization by Great-West Funds’ President or CCO. Great-West Funds may also disclose portfolio holding information to any regulator in response to any regulatory requirement not involving public disclosure, or any regulatory inquiry or proceeding and to any person, to the extent required by order or other judicial process.”

This Supplement must be accompanied by or read in conjunction with the Statement of Additional Information, dated August 28, 2019.

Please keep this Supplement for future reference.